Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - IFRS 9 applied - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current	€ 1,208	€ 2,282		€ 2,247
Current	4,766	2,748		2,686
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,235
Current	4,766
Total financial assets	6,001	5,057	€ 4,960	1,067	€ 1,878
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Total financial assets	6,001	5,057		4,960
Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Non-current	123
Total financial assets	123	553	695
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	277
Total financial assets	277	254	208
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	277	254
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	277
Total financial assets	277	254	208
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets	277	254		208
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	257
Current	4,696
Total financial assets	4,953	4,041	4,347
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Current	4,696
Total financial assets	4,696	2,683	2,647	2,647
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Debt securities [member]
Disclosure of financial assets [line items]
Current	4,696
Total financial assets	4,696	2,679	2,498	2,498
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities classified as others [member]
Disclosure of financial assets [line items]
Total financial assets		4	149	149
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	133	805		146
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets	123	553
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	133
Total financial assets	133	805	1,005	1,005
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	701
Current	71
Total financial assets	772	762	405
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets		762
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets				695
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets				405
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current	52
Current	18
Total financial assets	70	55	46	46
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current	649
Current	52
Total financial assets	€ 702	€ 707	€ 359	359
Financial assets available-for-sale, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets				€ 1,067